Share-based payments - Schedule of Share Based Payment Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expenses	$ 3,143,769	$ 0
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expenses	1,391,251	0
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expenses	$ 1,752,518	$ 0